LONG-TERM LOANS FROM BANKS (Schedule of Long-Term Debt form Banks) (Details) (Long-term loans from banks [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Outstanding principal	$ 161,109	$ 144,402
Fair value adjustments	(22,370)	(24,410)
Total long-term loans from banks	138,739	119,992
Current maturities	(30,000)	(25,000)
Fair value	108,739	94,992
U.S. Dollars [Member]
Debt Instrument [Line Items]
Outstanding principal	150,155	131,055
JPY [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 10,954	$ 13,347